Fair Value Measurements - Additional Information (Detail)	Dec. 31, 2020 d
Discount Rate [Member] | Convertible Loans [Member]
Debt instrument, Measurement input	11.7
Stock price [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Warrants and rights outstanding, Measurement input	2.86